General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of General and Administrative Expenses [Abstract]
Professional fees			$ 1,998,625	$ 2,210,795	$ 1,093,871
Investor relations			440,041	1,565,970	473,106
Share-based compensation			1,119,041	243,717	946,324
Consulting fees			131,769	96,421	192,448
Insurance			329,278	364,059	149,537
Transfer agent and regulatory fees			190,397	171,439	86,605
Depreciation of ROU asset	$ 28,338	$ 29,965	39,023	35,381	60,665
Salaries and benefits			57,340	37,838	92,296
Office and miscellaneous			55,538	31,670	68,016
Depreciation of property and equipment			1,065	1,915	7,572
Total general and administrative			$ 4,362,117	$ 4,759,205	$ 3,170,440